Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Net revenues (including $17,570 and $79,137 from related parties for the three months ended September 30, 2023 and 2022, respectively; $87,168 and $120,632 from related parties for the nine months ended September 30, 2023 and 2022, respectively)	$ 909,719	$ 2,915,303	$ 3,817,605	$ 6,513,572	$ 9,234,079		$ 8,021,823
Cost of revenues (including $131,000 and $377,283 from related parties for the three months ended September 30, 2023 and 2022, respectively; $493,096 and $763,663 from related parties for the nine months ended September 30, 2023 and 2022, respectively)	593,294	1,400,522	1,923,459	3,018,507	4,593,405		3,659,805
Gross profit	316,425	1,514,781	1,894,146	3,495,065	4,640,674		4,362,018
Operating expenses:
Selling and distribution expenses	14,667	15,509	40,925	49,593	61,047		89,416
General and administrative expenses	1,523,598	472,131	3,502,565	1,347,074	4,685,932		2,095,488
Impairment loss on intangible asset					979,428
Impairment loss on goodwill					863,833
Operating income (loss)	(1,221,840)	1,027,141	(1,649,344)	2,098,398	(1,949,566)		2,177,114
Other income (expense):
Other income	7,466	2,221	15,676	10,423	10,551		52,025
Interest income	14	114	61	207	260		983
Interest expense	(10,290)	(10,388)	(28,546)	(21,077)	(31,444)		(17,816)
Other expense, net	(2,810)	(8,053)	(12,809)	(10,447)	(20,633)		35,192
Income (loss) before income tax	(1,224,650)	1,019,088	(1,662,153)	2,087,951	(1,970,199)		2,212,306
Income tax expense (benefit)	(1,906)	108,353	94,596	212,274	186,480		248,837
Net income (loss)	(1,222,744)	910,735	(1,756,749)	1,875,677	(2,156,679)		1,963,469
Less: Net income (loss) attributable to noncontrolling interests	(114,085)	54,931	(172,446)	123,464	(213,956)		183,733
Net income (loss) attributable to Fortune Valley Treasures, Inc.	(1,108,659)	855,804	(1,584,303)	1,752,213	(1,942,723)		1,779,736
Other comprehensive income:
Foreign currency translation loss	(31,568)	(719,949)	(408,529)	(1,311,550)	(807,766)		269,234
Total comprehensive income (loss)	(1,254,312)	190,786	(2,165,278)	564,127	(2,964,445)		2,232,703
Less: Comprehensive income (loss) attributable to noncontrolling interests	(117,184)	10,749	(216,742)	35,475	(296,591)		208,927
Comprehensive income (loss) attributable to Fortune Valley Treasures, Inc.	$ (1,137,128)	$ 180,037	$ (1,948,536)	$ 528,652	$ (2,667,854)		$ 2,023,776
Earnings (loss) per share
Basic earnings (loss) per share	$ (0.07)	$ 0.05	$ (0.10)	$ 0.11	$ 0.12	[1]	$ 0.11	[1]
Diluted earnings (loss) per share	$ (0.07)	$ 0.05	$ (0.10)	$ 0.11	$ 0.12	[1]	$ 0.11	[1]
Basic weighted average shares outstanding	15,655,038	15,655,038	15,655,038	15,655,038	15,655,038	[1]	15,655,038	[1]
Diluted weighted average shares outstanding	15,655,038	15,655,038	15,655,038	15,655,038	15,655,038	[1]	15,655,038	[1]

[1]	Given effect of the Reverse Stock Split, see Note 11